Prepaid Expenses And Other Current Assets, Net (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Prepaid Expenses And Other Current Assets, Net (Details) [Line Items]
Short-term loans	$ 1.9
Remaining amount	$ 0.5
Debt percentage	26.00%
Third parties [Member]
Prepaid Expenses And Other Current Assets, Net (Details) [Line Items]
Short-term loans	$ 1.9